Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments

(millions of U.S. dollars)
June 30, 2026	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$2.0	$2.0	$2.0	$—	$—
Contingent consideration	83.7	83.7	—	—	83.7
Derivative instruments:
Interest rate swaps designated as a hedge	94.5	94.5	—	94.5	—
Commodity contracts for regulated operations	0.1	0.1	—	0.1	—
Total derivative instruments	94.6	94.6	—	94.6	—
Total financial assets	$180.3	$180.3	$2.0	$94.6	$83.7
Long-term debt	$6,115.1	$6,186.7	$2,021.9	$4,164.8	$—
Derivative instruments:
Interest rate swaps designated as a hedge	22.2	22.2	—	22.2	—
Commodity contracts for regulated operations	0.6	0.6	—	0.6	—
Total derivative instruments	22.8	22.8	—	22.8	—
Total financial liabilities	$6,137.9	$6,209.5	$2,021.9	$4,187.6	$—
17.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

(millions of U.S. dollars)
December 31, 2025	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$2.1	$2.1	$2.1	$—	$—
Other receivables	0.7	0.7	—	0.7	—
Contingent consideration	79.4	79.4	—	—	79.4
Derivative instruments:
Interest rate swaps designated as a hedge	83.0	83.0	—	83.0	—
Total financial assets	$165.2	$165.2	$2.1	$83.7	$79.4
Long-term debt	$6,168.9	$6,201.6	$2,035.6	$4,166.0	$—
Convertible debentures	0.3	0.3	0.3	—	—
Derivative instruments:
Interest rate swaps designated as a hedge	16.7	16.7	—	16.7	—
Commodity contracts for regulated operations	0.8	0.8	—	0.8	—
Total derivative instruments	17.5	17.5	—	17.5	—
Total financial liabilities	$6,186.7	$6,219.4	$2,035.9	$4,183.5	$—

Schedule of Derivative Instruments Designated as Amortized into Hedged Activity Disclosure

(millions of dollars)
Derivative	Notional quantity		Expiry	Hedged item
Forward-starting interest rate swap		$350.0	July 2029	$350.0 subordinated unsecured notes
Cross-currency interest rate swap	C$	400.0	January 2032	C$400.0 subordinated unsecured notes
Forward-starting interest rate swap		$750.0	April 2032	$750.0 subordinated unsecured notes

Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Effective portion of cash flow hedge	$16.3	$(1.8)	$15.7	$(22.2)
Amortization of cash flow hedge	0.1	(0.3)	0.1	(0.6)
Amounts reclassified from AOCI	(6.1)	(0.2)	(11.1)	(0.4)
	$10.3	$(2.3)	$4.7	$(23.2)

Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the unaudited interim condensed consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Amortization of cash flow hedge	$0.1	$(0.3)	$0.1	$(0.6)
Unrealized gain (loss) on commodity contracts	(0.1)	0.6	(0.1)	(6.3)
Gain (loss) on derivative financial instruments	$—	$0.3	$—	$(6.9)